Other operating items - Additional Information (Details) $ in Millions				1 Months Ended		6 Months Ended		12 Months Ended
		Jul. 02, 2018	Apr. 29, 2017 USD ($)	Jul. 31, 2017 USD ($)	Oct. 31, 2014 option	Dec. 31, 2018 USD ($)	Jul. 01, 2018 USD ($) rig	Dec. 31, 2019 USD ($)	Dec. 31, 2017 USD ($)	May 09, 2018 USD ($)	Apr. 27, 2017 USD ($)	Oct. 15, 2016 option	Oct. 30, 2015 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment of long lived assets						$ 0.0	$ 414.0	$ 0.0	$ 696.0
Reorganization expense								$ 89.0	1,064.0
Number of impaired rigs | rig							3
WACC		11.40%						11.00%
Loss on disposals	[1]					$ 0.0	$ 0.0	$ 0.0	(245.0)
Disposal of Sevan Developer contract
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fair value of consideration received									0.0
Loss on disposals									(75.0)
Sale of West Rigel
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fair value of consideration received									126.0
Loss on disposals									$ (2.0)
Sevan Drilling Limited
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Purchase obligation, minimum deferred delivery period					12 months
Purchase obligation, number of subsequent options in agreement | option					4
Purchase obligation, exercisable interval period					6 months
Purchase obligation, number of options enacted | option												3
Sevan Drilling
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Purchase obligation, refund													$ 26.3
Purchase obligation, refund (as percent)													5.00%
Remaining refund amount											$ 26.3
Purchase obligation											$ 526.0
Exploration and production equipment | West Triton, West Mischief and West Resolute
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fair value of consideration received			$ 225.0
Loss on disposals			$ (166.0)
Exploration and production equipment | Disposal of Sevan Developer contract
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss on disposals				$ (75.0)
Disposal group, including discontinued operation, property, plant and equipment				620.0
Disposal group, including discontinued operation, construction payable				526.0
Disposal group, including discontinued operation, accrued liabilities				$ 19.0
Exploration and production equipment | Sale of West Rigel
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fair value of consideration received										$ 126.0
Exploration and production equipment | Jurong Shipyard | Sale of West Rigel
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fair value of consideration received										$ 126.0

[1]	Includes transactions with related parties. Refer to Note 31 "Related party transactions".